Restructuring (Q2) - Schedule of Restructuring Costs Recognized (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 1,379	$ 4,305	$ 0	$ 5,684	$ 0
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	960		0	2,207	0
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 419		$ 0	$ 3,477	$ 0